22. CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF FINCERA INC. (Details 2) - Fincera - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net cash and cash equivalents (used in) operating activities	$ (839)	$ (481)	$ (4,811)
Net cash and cash equivalents provided by investing activities	1,375	498	4,833
Net cash and cash equivalents used in financing activities	0	0	0
Cash and cash equivalents, beginning of the year	135	118	96
Cash and cash equivalents, end of the year	$ 671	$ 135	$ 118